Significant changes in the current reporting period	6 Months Ended
Dec. 31, 2019
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i) Significant events

The financial position and performance of the Group was affected by the following events during the six months ended December 31, 2019:

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On September 10, 2019, the Group announced that it had entered into a strategic partnership with Grünenthal, to develop and commercialize MPC-06-ID, a Phase 3 allogeneic product candidate for the treatment of chronic low back pain due to degenerative disc disease. Under the partnership, Grünenthal will have exclusive commercialization rights to MPC-06-ID for Europe and Latin America. The Group has recognized revenue of $15.0 million and deferred revenue of $2.5 million in the current reporting period.

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On October 3, 2019, the Group announced completion of a A$75.0 million (US$50.7 million) capital raise through the placement of 37.5 million new fully-paid ordinary shares at a price of A$2.00 per share to existing and new institutional investors.

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On October 4, 2019, the Group satisfied the milestones required to defer the commencement of principal repayments of the Hercules borrowings to April 2020. Subsequent to December 31, 2019, as disclosed in Note 11, the Group amended the terms of the loan agreement to defer the principal repayments to July 2020. At December 31, 2019, the principal repayments that were due in April 2020 to December 2020 are classified as current given that the amendment to the loan agreement was not executed prior to the period end. Principal repayments can be further deferred to July 2021 if certain milestones are satisfied.

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On October 17, 2019, the Group announced that it had entered into a manufacturing service agreement with Lonza Bioscience Singapore Pte. Ltd. for the supply of commercial product for the potential approval and launch of RYONCILTM (“RYONCIL”) for the treatment of pediatric acute graft versus host disease in the US market. A right of use asset and lease liability was recognized at December 31, 2019 in relation to the lease component within this agreement.